Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Tangible assets	$ 3,460	$ 2,884	$ 2,592
Right of use assets	175	142	158
Intangible assets	122	131	123
Investments in associates and joint ventures	1,647	1,651	1,581
Other investments	117	188	76
Inventories	27	69	93
Trade, other receivables and other assets	237	235	122
Deferred taxation	7	7	105
Cash restricted for use	32	31	31
Non-current assets	5,824	5,338	4,881
Current assets
Other investments	0	0	10
Inventories	703	733	632
Trade, other receivables and other assets	260	229	250
Cash restricted for use	26	42	33
Cash and cash equivalents	1,154	1,330	456
Current assets other than non-current assets held for sale	2,143	2,334	1,381
Assets held for sale	0	0	601
Current assets	2,143	2,334	1,982
Total assets	7,967	7,672	6,863
EQUITY AND LIABILITIES
Share capital and premium	7,223	7,214	7,199
Accumulated losses and other reserves	(3,214)	(3,519)	(4,559)
Shareholders’ equity	4,009	3,695	2,640
Non-controlling interests	52	45	36
Total equity	4,061	3,740	2,676
Non-current liabilities
Borrowings	1,858	1,789	1,299
Lease liabilities	124	116	126
Environmental rehabilitation and other provisions	729	731	697
Provision for pension and post-retirement benefits	77	83	100
Trade, other payables and provisions	7	8	15
Deferred taxation	313	246	241
Non-current liabilities	3,108	2,973	2,478
Current liabilities
Borrowings	51	142	734
Lease liabilities	61	37	45
Trade, other payables and provisions	647	627	586
Taxation	39	153	72
Current liabilities other than liabilities held for sale	798	959	1,437
Liabilities held for sale	0	0	272
Current liabilities	798	959	1,709
Total liabilities	3,906	3,932	4,187
Total equity and liabilities	$ 7,967	$ 7,672	$ 6,863